Other Non-Current Assets (Tables)	12 Months Ended
Dec. 31, 2025
Other Non-Current Assets [Abstract]
Schedule of Other Non-Current Assets
	As at December 31,
	2024	2025	2025
	RMB	RMB	US$

Contract acquisition costs	30,529	29,851	4,269
Value added tax recoverable	26,034	-	-
Deposit	2,439	690	99
Prepayment for property, plant and equipment	301	184	26
Total	59,303	30,725	4,394